Fees Summary	Aug. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,009,000
Previously Paid Amount	0.00
Total Fee Amount	739.33
Total Offset Amount	0.00
Net Fee	739.33
Narrative - Max Aggregate Offering Price	$ 5,009,000
Final Prospectus	true